OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 8,589,498		¥ 9,015,121
Refundable payment from franchised stores-non-current	379,021		1,233,466
Others			3,192,795
Other non-current liabilities	¥ 8,968,519	$ 1,263,189	¥ 13,441,382